INCOME TAX EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax
Provision for the year	¥ 27,176	¥ 26,668	¥ 21,313
Adjustment of prior years	(719)	(72)	228
Deferred taxation (Note 23)	(6,244)	(10,317)	(834)
Income tax expense	¥ 20,213	¥ 16,279	¥ 20,707